Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 432	$ 416
Provision for credit losses
Originations	30	30
Maturities	(6)	(10)
Changes in risk, parameters and exposures	27	(26)
Write-offs	(8)	(10)
Recoveries	3	5
Exchange rate and other	(9)	4
Balance at end of period	469	409
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	235	186
Provision for credit losses
Transfers to Stage 1	13	24
Transfers to Stage 2	(6)	(2)
Transfers to Stage 3		(1)
Originations	30	30
Maturities	(4)	(7)
Changes in risk, parameters and exposures	(13)	(44)
Exchange rate and other	(1)	1
Balance at end of period	254	187
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	65	92
Provision for credit losses
Transfers to Stage 1	(13)	(19)
Transfers to Stage 2	10	2
Transfers to Stage 3	(3)	(7)
Maturities	(2)	(3)
Changes in risk, parameters and exposures	25	19
Exchange rate and other		1
Balance at end of period	82	85
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	132	138
Provision for credit losses
Transfers to Stage 1		(5)
Transfers to Stage 2	(4)
Transfers to Stage 3	3	8
Changes in risk, parameters and exposures	15	(1)
Write-offs	(8)	(10)
Recoveries	3	5
Exchange rate and other	(8)	2
Balance at end of period	$ 133	$ 137